Sales - Other operating income components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue [abstract]
Net banking income	€ 119	€ 79	€ 55
Income from client collection	89	101	110
Site rentals and franchises income	87	54	50
Tax credits and subsidies	44	31	33
Income from universal service	4	4	5
Other income	441	336	466
Total	€ 783	€ 604	€ 720